ORGANIZATION AND DESCRIPTION OF OUR COMPANY (Details)	Dec. 24, 2024 USD ($)
Senior Unsecured Revolving Credit Facility
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Credit facility, maximum borrowing capacity	$ 150,000,000
Borrowings maturity, term	10 years
Borrowings maturity, annual extensions period	1 year
Holders of exchangeable shares
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Percentage of voting interest in company	25.00%
Subsidiary partners of exchangable shares
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Percentage of voting interest in company	75.00%
Exchangeable And Class B Shares Of BIHC
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Redeemable and exchangeable partnership units, exchange ratio	1
Class Exchangeable Shares
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Redeemable and exchangeable partnership units, exchange ratio	1
Ownership cap limits exchange by owing, percentage	9.50%